CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Revenues	$ 573,801	$ 624,221
Mine operating costs
Cost of sales	410,057	471,687
Cost of sales - standby costs	13,438	0
Depletion, depreciation and amortization	124,664	135,782
Total mine operating costs	548,159	607,469
Mine operating earnings (loss)	25,642	16,752
General and administrative expenses	38,709	36,372
Share-based payments	13,177	13,958
Mine holding costs	22,088	11,930
Write down on asset held-for-sale	7,229	0
Restructuring costs	6,883	0
Impairment (reversal of impairment) of non-current asset	125,200	(2,651)
Loss (gain) on sale of mining interest	3,024	(4,301)
Foreign exchange (gain) loss	(11,884)	637
Operating loss	(178,784)	(39,193)
Investment and other income (loss)	9,149	(1,888)
Finance costs	(26,280)	(20,323)
Loss before income taxes	(195,915)	(61,404)
Income taxes
Current income tax expense	14,005	56,250
Deferred income tax recovery	(74,808)	(3,378)
Total tax expense	(60,803)	52,872
Net loss for the year	$ (135,112)	$ (114,276)
Loss per common share
Basic	$ (0.48)	$ (0.43)
Diluted	$ (0.48)	$ (0.43)
Weighted average shares outstanding
Basic	282,331,106	263,122,252
Diluted	282,331,106	263,122,252